Income/ (Loss) per Common Share - Calculation per Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Numerator:
Net income/ (loss)	$ 26,362	$ (2,804)	$ 46,396	$ (15,622)
Less:
Dividend on Series B preferred shares	(27)	(27)	(54)	(54)
Dividend on Series D preferred shares	(61)	(168)	(199)	(279)
Dividend declared on restricted shares	(70)	(105)	(140)	(210)
Undistributed (income)/ loss attributable to Series C participating preferred shares	(1,271)	151	(2,233)	825
Net income/ (loss) attributable to common shareholders, basic	24,933	(2,953)	43,770	(15,340)
Plus:
Dividend on Series B preferred shares	27	0	54	0
Dividend declared on Series D preferred shares	61	0	199	0
Dividend declared on restricted shares	70	0	140	0
Net income/ (loss) attributable to common stockholders, diluted	$ 25,091	$ (2,953)	$ 44,163	$ (15,340)
Denominator:
Denominator for basic net income/ (loss) per share - weighted average shares	150,580,595	149,564,942	150,455,682	145,352,511
Series A preferred stock	1,200,000	0	1,200,000	0
Series B preferred stock	216,000	0	216,000	0
Series D preferred stock	801,020	0	1,069,258	0
Denominator for diluted net income/ (loss) per share - adjusted weighted average shares	154,197,621	149,564,942	154,340,946	145,352,511
Basic net income / (loss) per share	$ 0.17	$ (0.02)	$ 0.29	$ (0.11)
Diluted net income / (loss) per share	$ 0.16	$ (0.02)	$ 0.29	$ (0.11)